EQUITY METHOD INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended				12 Months Ended
	Dec. 31, 2014	Mar. 31, 2020	Mar. 31, 2019	Nov. 30, 2019	[1]	Nov. 30, 2018	[1]	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 26, 2019
Schedule of Equity Method Investments [Line Items]
Contribution from General Partner								$ 23,643	$ 0	$ 0
Additional cash investments		$ 58,000						18,300
Impairment loss		3,311	$ (441)					$ (337,851)	$ (10,888)	$ (2,223)
Double E
Schedule of Equity Method Investments [Line Items]
Parental Maximum Guaranty For Capital Calls Not Met By Summit Permian Transmission											$ 350,000
Remaining capital contributions		251,000
Percentage of ownership interest								30.00%
Contribution from General Partner		350,000
Cash distribution to partnership		7,300
Net Assets		$ 92,300
Double E | Principal Owner [Member]
Schedule of Equity Method Investments [Line Items]
Guarantor Obligations, Maximum Exposure								$ 308,900			$ 350,000
Percentage of ownership interest		70.00%
Contribution from General Partner		$ 23,600						$ 7,300
Double E | JV Partner
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest		30.00%						70.00%
Cash distribution to partnership		$ 7,300						$ 7,300
OGC
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest	40.00%
Equity method potential ownership interest	40.00%
Non-affiliated owners' interest percent	60.00%
OGC | Summit Midstream Partners, LLC
Schedule of Equity Method Investments [Line Items]
Net Assets								34,700
Equity method potential ownership interest									40.00%
Cost method ownership interest	$ 190,000
Cost method ownership interest	1.00%
Option value	$ 7,500
Impairment loss				$ (232,521)		$ (5,652)		$ 329,700	$ 7,700
Weighted Average Discount Rate Percent1								9.00%
OGC | Summit Midstream Partners, LLC | Long Lived Assets
Schedule of Equity Method Investments [Line Items]
Impairment loss								$ 6,300
OGC | Principal Owner [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest		38.50%						38.50%	40.00%
OGC | JV Partner
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest								38.50%	40.00%

[1]	Amount is comprised of (i) a $329.7 million impairment of our equity method investment in Ohio Gathering; (ii) the write-off of our basis difference of ($103.5) million in Ohio Gathering as a result of the impairment in our equity method investment in Ohio Gathering; and (iii) a $6.3 million impairment of long-lived assets in OCC.